LEASES - RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Leases [Abstract]
Disclosure of changes in right-of-use assets [Table Text Block]
Right-of-Use Assets	Head office (5-year term)	Vehicles (3 & 4-year term)	Equipment (3-year term)	DeLamar office (3.7 and 5- year terms)	Total
Balance, December 31, 2020	381,564	229,412	77,898	163,768	852,642
Additions	1,508	208,538	712	152,896	363,654
Depreciation	(179,457)	(147,260)	(40,300)	(91,193)	(458,210)
Translation differences	1,625	-	-	-	1,625
Balance, December 31, 2021	205,240	290,690	38,310	225,471	759,711
Additions (change of estimate)	522,797	(38,928)	-	-	483,869
Depreciation	(122,817)	(140,214)	(38,310)	(105,093)	(406,434)
Translation differences	(13,123)	-	-	-	(13,123)
Balance, December 31, 2022	$592,097	$111,548	$-	$120,378	$824,023

Disclosure of changes in lease liabilities [Table Text Block]
Lease Liabilities	Head office	Vehicles	Equipment	DeLamar office	Total
Balance, December 31, 2020	453,633	219,169	81,829	180,240	934,871
Short-term lease liability at initial recognition	-	65,679	-	41,699	107,378
Long-term lease liability at initial recognition	3,158	142,859	-	111,197	257,214
Payments - principal portion	(177,986)	(143,628)	(40,122)	(86,793)	(448,529)
Adjustments (rent adjustments & final payment reconciliations)	(9,798)	(1,576)	-	(768)	(12,142)
Translation differences	1,933	-	-	-	1,933
Balance, December 31, 2021	270,940	282,503	41,707	245,575	840,725
Short-term lease liability at initial recognition (change of estimate)	100,510	-	-	-	100,510
Long-term lease liability at initial recognition (change of estimate)	530,412	-	-	-	530,412
Payments - principal portion	(157,736)	(131,550)	(40,198)	(106,778)	(436,262)
Adjustments (rent adjustments & final payment reconciliations)	(117,879)	(41,508)	(1,509)	(2,845)	(163,741)
Translation differences	(17,323)	-	-	-	(17,323)
Balance, December 31, 2022	$608,924	$109,445	$-	$135,952	$854,321

Disclosure of carrying lease liabilities amounts changes [Table Text Block]
	Current lease liability	Long-term lease liability	Total lease liabilities
Balance, December 31, 2021	460,690	380,035	840,725
Balance, December 31, 2022	$231,526	$622,795	$854,321

Disclosure of lease interest expense changes [Table Text Block]
Lease Interest expenses
Balance, December 31, 2020	$68,785
Balance, December 31, 2021	$76,345
Balance, December 31, 2022	$58,673